Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues, net
Total revenues	$ 44,172				$ 51,467
Operating expenses:
Subscriber related expenses	53,087				53,087
Broadcasting and transmission	9,492				9,492
Sales and marketing	7,577		111		11,256	324
Technology and development	9,551				9,551
General and administrative	17,338		693		33,862	1,517
Depreciation and amortization	14,417		5,158		19,637	10,316
Total operating expenses	111,462		5,962		136,885	12,157
Operating loss	(67,290)		(5,962)		(85,418)	(12,157)
Other income (expense):
Interest expense and financing costs	(13,325)		(454)		(15,906)	(900)
Loss on deconsolidation of Nexway					(11,919)
Loss on issuance of notes, bonds and warrants	(602)				(24,655)
Change in fair value of warrant liabilities	4,966	$ (366)			4,600
Change in fair value of subsidiary warrant liability	18		1,124		3	3,601
Change in fair value of shares settled liability	(1,485)				(1,665)
Change in fair value of derivative liabilities	(823)		890		(526)	1,018
Change in fair value of profit share liability	(148)				(148)
Unrealized gain on equity method investment	2,614				2,614
Other expense	(1,010)				(1,446)
Total other (expense) income	(9,795)		1,560		(49,048)	3,719
Loss before income taxes	(77,085)		(4,402)		(134,466)	(8,438)
Income tax benefit	3,481	1,038	1,037		4,519	2,206
Net loss	(73,604)	(56,343)	(3,365)	$ (2,867)	(129,947)	(6,232)	$ (38,127)	$ (129,312)
Less: net (loss) income attributable to non-controlling interest	(682)		2,182		(1,555)	2,781
Net loss attributable to controlling interest	(72,922)		(5,547)		(128,392)	(9,013)
Less: Deemed dividend - beneficial conversion feature on preferred stock					171
Net loss attributable to common stockholders	$ (72,922)		$ (5,547)		$ (128,563)	$ (9,013)
Net loss per share attributable to common stockholders
Basic and diluted	$ (2.08)		$ (0.24)		$ (3.97)	$ (0.50)
Weighted average shares outstanding:
Basic and diluted	35,045,390		22,964,199		32,390,829	17,952,188
Subscriptions [Member]
Revenues, net
Total revenues	$ 39,511				$ 39,511
Advertising [Member]
Revenues, net
Total revenues	4,323				4,323
Software Licenses, Net [Member]
Revenues, net
Total revenues					7,295
Other [Member]
Revenues, net
Total revenues	$ 338				$ 338
Fubo TV Pre-Merger [Member]
Revenues, net
Total revenues		51,047		28,616			146,530	74,820
Operating expenses:
Subscriber related expenses		58,001		43,495			201,448	98,894
Broadcasting and transmission		9,230		7,236			33,103	24,373
Sales and marketing		7,713		5,884			37,245	47,478
Technology and development		8,327		6,936			30,001	19,909
General and administrative		3,104		2,182			15,876	11,121
Depreciation and amortization		135		119			616	440
Total operating expenses		86,510		65,852			318,289	202,215
Operating loss		(35,463)		(37,236)			(171,759)	(127,395)
Other income (expense):
Interest expense, net of interest income		493		647			2,035	2,445
Loss on deconsolidation of Nexway				(102)			(102)	4,171
Change in fair value of derivative liabilities								(4,697)
Total other (expense) income		493		545			1,933	1,919
Loss before income taxes		(35,956)		(37,781)			(173,692)	(129,314)
Income tax benefit		2		2			(9)	(2)
Net loss		(35,958)		(37,783)			(173,701)	(129,312)
Net loss attributable to controlling interest		(35,958)		(37,783)			(173,701)	(129,312)
Fubo TV Pre-Merger [Member] | Subscriptions [Member]
Revenues, net
Total revenues		46,388		26,627			133,303	70,112
Fubo TV Pre-Merger [Member] | Advertising [Member]
Revenues, net
Total revenues		537		1,871			12,450	4,131
Fubo TV Pre-Merger [Member] | Other [Member]
Revenues, net
Total revenues		$ 4,122		$ 118			$ 777	$ 577